BASIC AND DILUTED NET LOSS PER SHARE (Securities Excluded from Computation of Earnings Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Stocks [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	0	73,690,340	73,690,340
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	11,302,275	13,204,528	9,953,958
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	10,222,500	680,271	680,271